OTHER ASSETS - Schedule of Other Assets (Details)	12 Months Ended
	Dec. 31, 2022 CNY (¥)	Dec. 31, 2023 CNY (¥)	Dec. 31, 2023 USD ($)
Other Assets [Line Items]
Current	¥ 115,762,697	¥ 117,047,122	$ 16,485,741
Non-current	119,764,831	104,725,600	14,750,292
Less: impairment provision	(192,305,859)	(193,714,980)	(27,284,184)
Other general expenses
Other Assets [Line Items]
Provision	192,305,859
Receivable from on-line payment platforms
Other Assets [Line Items]
Current	30,037,799	39,540,599	5,569,177
Rental deposit
Other Assets [Line Items]
Non-current	54,765,709	56,649,069	7,978,855
Interest receivable
Other Assets [Line Items]
Current	4,944,657	13,666,330	1,924,862
Deposits
Other Assets [Line Items]
Current	16,777,691	16,066,771	2,262,957
Advance to suppliers
Other Assets [Line Items]
Current	9,168,211	12,190,988	1,717,065
Purchase and rental deposits for buildings
Other Assets [Line Items]
Non-current	192,305,859	192,305,859	27,085,714
VAT recoverable
Other Assets [Line Items]
Current	9,633,270	13,096,157	1,844,555
Non-current	20,123,329	17,872,226	2,517,250
Others
Other Assets [Line Items]
Current	45,201,069	22,486,277	3,167,125
Non-current	¥ 44,875,793	¥ 31,613,426	$ 4,452,657